Loans and Borrowings	12 Months Ended
Dec. 31, 2021
Borrowing costs [abstract]
Loans and Borrowings	LOANS AND BORROWINGSBreakdown of convertible loanOn October 16, 2017, the Company issued 6,081,081 OCEANEs at par with a nominal unit value of €29.60 per bond for an aggregate nominal amount of €180 million. This debt was renegotiated in January 2021, and share conversions were executed during the period.

At origin (10/16/2017) :
Number of bonds	6,081,081
Nominal amount of the loan	179,999,997.60€
Nominal unit value of the bonds	29.60€
Conversion / exchange premium	30%
To GENFIT's reference share price :
22.77€
Annual nominal interest rate	3.5%
Payable semi-annually in arrears
Annual nominal interest rate	7.2%
Offering	10/16/2017
At par
Redemption	10/16/2022
Redemption prior to maturity at the option of the Company from
11/6/2020
if the arithmetic volume-weighted average price of
GENFIT's listed share price and the then prevailing conversion ratio over a
20
trading period exceeds
150%
of the nominal value of the OCEANEs.
After OCEANEs buyback :
Number of bonds	3,185,821
Nominal amount of the loan	94,300,301.60€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
As of 06/30/2021 :
Number of bonds	1,923,662
Nominal amount of the loan	56,940,395.20€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
OCEANEs Buyback and Amendment of Terms
On November 23, 2020, GENFIT proposed to all OCEANE bondholders a renegotiation offer involving two interdependent components:
•A partial buyback of the outstanding OCEANEs for a maximum amount of 3,048,780 OCEANEs at €16.40 per bond; and
•An amendment of the terms of the remaining OCEANEs allowing to extend their maturity (by 3 years) and increase the conversion ratio (to 5.5 ordinary shares per bond).
The completion of these commitments for partial repurchase, made in late 2020, remained entirely subject to approval of the new terms of the OCEANEs, by both the Shareholders’ and Bondholders’ Meetings, which on January 25, 2021, approved this renegotiation offer. Following the shareholders’ and bondholders’ decisions, GENFIT completed the partial buyback of 2,895,260 OCEANEs at a price of €16.40 (including accrued interest of €0.30) for a total buyback cost of €47.48 million. The settlement operations occurred on January 29, 2021. The repurchased OCEANEs were then cancelled by GENFIT.
For the non-cancelled, renegotiated OCEANEs (“OCEANEs 2022”) (i.e. 3,185,821 remaining OCEANEs), the maturity is extended to October 16, 2025 and the conversion ratio changed from 1 OCEANE for 1 share to 1 OCEANE for 5.5 shares. The nominal amount and the payout value of the remaining OCEANEs remains unchanged at €29.60 per bond.
This renegotiation operation of the OCEANE has been recognized in the consolidated accounts for the half-year ended June 30, 2021, as:
•the derecognition of the full initial OCEANE as of January 25, 2021 against a payment of €47.48 million, and
•the issuance of 3,185,821 new amended OCEANEs.
As the conversion option for the new OCEANEs (2025 maturity) fits the definition of an equity instrument under IAS 32 (Financial Instruments: Presentation), the components of this new OCEANE (debt vs. equity) has been recognized separately on January 25, 2021, in accordance with the accounting rules and methods presented in this note.
The obligation and option components have been valued separately. The option component has been valued using a traditional binomial model.
The hypotheses considered to calculate the fair value of these new OCEANEs are the following:
•credit spread in the 874/976 bps interval
•volatility: first level: 30% second level: 35%
•no-risk rate: 5-year Euros swap equals -0.45%
On this basis, at January 25, 2021, the fair value of a new amended OCEANEs has been estimated at €27.80, of which a debt component of €24.12 and a €3.68 component that has been recognized in equity.

Accounting impacts of the debt renegotiation
On January 25, 2021 an amount of €94.8 million was derecognized and an amount of €76.8 million was recognized for the amended obligations, in exchange of:
•An increase in equity of €11.7 million before deferred taxes (corresponding to the recognition of the value of the conversion option of the amended OCEANE);
•The payment of €47.5 million for the OCEANEs partial buyback; and
•The recognition of a financial gain (buyback bonus) of €35.6 million before tax.
Accounting impacts of the conversions completed following the debt renegotiation
Following the implementation of the partial buyback operation and the approval of the amendment of the terms of the OCEANEs:
•552,238 of the new OCEANEs were subject to a request for share conversion in January 2021. On February 4, 2021, as a result of these conversion requests, a capital increase of €759,327.25 has been recognized, corresponding to the creation of 3,037,309 new shares. This conversion of 552,238 new OCEANEs resulted in a reduction in financial debt for the Group of €13.32 million.
•483,330 of the new OCEANEs were subject to a request for share conversion in February 2021. On March 2, 2021, as a result of these conversion requests, a capital increase of €664,578.75 has been recognized, corresponding to the creation of 2,658,312 new shares. This conversion of 483,330 new OCEANEs resulted in a reduction in financial debt for the Group of €11.66 million.
•216,591 of the new OCEANEs were subject to a request for share conversion in March 2021. On April 6, 2021, as a result of these conversion requests, a capital increase of €297,812.50 has been recognized, corresponding to the creation of 1,191,250 new shares. This conversion of 216,591 new OCEANEs resulted in a reduction in financial debt for the Group of €5.2 million.
•10,000 of the new OCEANEs were subject to a request for share conversion in August 2021. On September 1, 2021, as a result of these conversion requests, a capital increase of €13,750 has been recognized, corresponding to the creation of 55,000 new shares. This conversion of 10,000 new OCEANEs resulted in a reduction in financial debt for the Group of €0.2 million.
The potential issuance of new shares upon conversion requests of the outstanding OCEANEs would represent 21.24% of the share capital of the Company at December 31, 2021.
All fees and commission paid in relation to this operation have been directly recognized as operating expenses. The fees disbursed have been recognized in the financial statements for a total of €745 in 2020 and €2,303 in 2021.
Deferred tax assets and deferred tax liabilities recognized in the balance sheet at December 31, 2020 related to the 2022 OCEANEs for respectively €1.3 million and €2.0 million have been recognized in the profit and loss account in 2021.
A deferred tax liability related to the new OCEANEs has been recognized on January 25, 2021 with an impact on share capital for an amount of €4.4 million. A deferred tax asset was recognized on January 25, 2021 with an impact on the profit and loss statement under the allocation of tax loss carry forwards on the deferred tax liability reversal for €2.8 million.
For more detail on the deferred tax assets and liabilities, see Note 23 "Income Tax".

Convertible loans - Total	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Convertible loans	165,454	170,782	48,097
TOTAL	165,454	170,782	48,097

Convertible loans - Current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Convertible loans	1,312	1,312	415
TOTAL	1,312	1,312	415

Convertible loans - Non current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Convertible loans	164,142	169,470	47,682
TOTAL	164,142	169,470	47,682
Breakdown of other loans and borrowings
Other loans and borrowings consisted of the following:

Other loans and borrowings - Total	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Refundable and conditional advances	3,229	3,229	3,229
Bank loans	2,645	1,540	15,824
Obligations under leases	12,281	10,131	7,069
Accrued interests	1	1	16
Other financial loans and borrowings	7	7	—
TOTAL	18,165	14,908	26,138

Other loans and borrowings - Current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Refundable and conditional advances	—	—	—
Bank loans	1,105	942	667
Obligations under leases	2,112	2,085	1,089
Accrued interests	1	1	16
Other financial loans and borrowings	7	7	—
TOTAL	3,226	3,035	1,773

Other loans and borrowings - Non current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Refundable and conditional advances	3,229	3,229	3,229
Bank loans	1,540	598	15,156
Obligations under leases	10,169	8,046	5,980
Accrued interests	—	—	—
Other financial loans and borrowings	—	—	—
TOTAL	14,939	11,873	24,365
12.2.1.Refundable and conditional advances
The following table summarizes advances outstanding at December 31, 2021, 2020 and 2019.

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2021/12/31
(in € thousands)
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2020/12/31
(in € thousands)
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Repayments	Effects of discounting	Net book value As of 2019/12/31

(in € thousands)						Net book value As of
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	—	—	3,229
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	—	—	3,229

BPI FRANCE IT-DIAB
On December 23, 2008, the Group received an advance from BPI France (the BPI France IT-DIAB) as part of a framework innovation aid agreement involving several scientific partners and for which the Group was the lead partner. The contribution expected at each stage by each of the partners in respect of work carried out and results achieved is defined in the framework agreement. With respect to the Group, the aid consisted of a €3,229 conditional advance and a €3,947 non-repayable government grant.

The conditional advance is not refundable except in the event of success. The program ended on December 31, 2014. In the event of success, defined as the commercial spin-offs of the IT-Diab program which involves products for the treatment or diagnosis of type 2 diabetes, in that case, the financial returns generated will be used initially to repay the €3,229 conditional advance and the agreement stipulates that the conditional advance will be regarded as repaid in full when the total payments made in this regards by the recipient, discounted at the rate of 5.19%, equal the total amount, discounted at the same rate, of the aid paid. Any further amounts will be classified as additional payments, up to a maximum amount of €14,800.

As provided in the project assistance contract, we sent a letter to BPI in December 2019 in order to notify it of our Labcorp and Terns contracts while indicating that elafibranor was now aimed at treating hepatic diseases and no longer type 2 diabetes as provided for in the aid agreement. We proposed to BPI to establish a statement of abandonment of the IT DIAB project on which the above advance is based. Following this letter, the parties met in March 2020 for the presentation of our arguments, and in June 2020 following the publication of the results of the RESOLVE-IT study, and a new letter was sent in November 2020. In this context, we are awaiting a proposal from BPI on new financial terms related to this situation and a draft amendment to the repayable advance agreement. Until we receive a response from BPI France, we consider that the fair value of this liability corresponds to the amount paid by BPI FRANCE.
12.2.2.Bank loans
In the context of the COVID-19 pandemic, the Company secured:
•A State-Guaranteed Loan (or "Prêt Garanti par l'Etat (PGE) Bancaire") for an amount of €11,000 (€10,919 net of fees), granted on June 24, 2021 by a syndicate of four French banks and paid out on June 29, 2021, 90% guaranteed by the French government with an initial term of one year with repayment options up to six years;
•A State-Guaranteed Loan (or "Prêt Garanti par l'Etat (PGE) Bpifrance") for an amount of €2,000 (€1,985 net of fees) granted on July 20, 2021 by Bpifrance and paid out on July 23, 2021, 90% guaranteed by the French government with an initial term of one year with repayment options up to six years;
•A Subsidized Loan for an amount of €2,250 (€2,250 net of fees) granted on November 23, 2021 by Bpifrance and paid out on November 26, 2021, with an initial term of six years.
The Company already intends to use the options to delay the repayment of both state-guaranteed loans above. Besides, the Prêt Garanti par l'Etat Bancaire above provides for a mandatory early repayment in full of the loans in case of a cash repayment of the existing bond debt (share conversions are not included in this provision).
The repayment hypothesis used in these consolidated financial statements includes:
•8 linear quarterly payments between September 29, 2023 and June 29, 2025 for the PGE Bancaire, and
•16 linear quarterly payments between October 23, 2022 and July 23, 2026 for the PGE Bpifrance.
The subsidized loan provides for a 4-quarter deferment of capital amortization, followed by 20 equal quarterly payments (amortization and interest) between February 28, 2023 and November 30, 2027.
Regarding the PGE Bancaire, the first-year interest rate is null (—%) and that of the following years will be communicated by the banks at the time an extension is requested. Moreover, the guarantee provided by the French State is compensated through a commission named "guarantee premium" (which increases progressively from 0.25% in the first year to 1% in the third year and beyond).
Regarding the PGE Bpifrance, the first-year interest rate is 1.85% (including 0.28% for the state guarantee) and that of the following years will be communicated by Bpifrance at the time an extension is requested. Moreover, this loans includes a one-year deferment on interest.
Regarding the subsidized loan, it bears a fixed interest rate at 2.25%.
Based on the above:
•The effective interest rate determined for the PGE Bancaire is 0.75% per year;
•The effective interest rate determined for the PGE Bpifrance is 1.95% per year;
•The effective interest rate determined for the Subsidized Loan is 2.27%.
The company has determined after analysis under IFRS that the subsidized loan should be treated in the same manner as the PGEs and that the review pursuant to IAS20 should not apply, in light of the facts, notably, that this subsidized loan:
•Constitutes Government Assistance under the "Umbrella" Scheme Notified by the French Government to the European Commission under the following references: State Aid SA.56985 (2020/N) - France - COVID-19: Temporary Framework to support companies;
•Has therefore not been granted to the Company in connection with research expenses on a particular project or investment;
•Supports the Company's cash position, similarly to the aforementioned PGEs, negotiated with and granted by Bpifrance in addition to these PGEs.
Thus, these loans are recognized using the effective interest rate method (with the aforementioned rates) and their respective IFRS values at December 31, 2021 are:
•€10,958 (of which zero at less than a year) for the PGE Bancaire;
•€2,002 (of which €125 at less than a year) for the PGE Bpifrance; and
•€2,250 (of which zero at less than a year) for the Subsidized Loan.
Bank loans consisted of the following as of December 31, 2019:

Bank loans	Loan	Facility	Interest	Available As of 2019/12/31	Installments	Outstanding As of 2019/12/31
(in € thousands)	date	size	rate
CDN 3	April 2016	500	0.72%	—	60 monthly	135
CDN 4	June 2017	600	0.36%	—	48 monthly	226
CDN 5	November 2018	500	0.46%	—	48 monthly	365
CIC 4	December 2016	265	0.69%	—	60 monthly	111
CIC 5	July 2017	1,000	0.69%	—	60 monthly	554
BNP 2	June 2016	500	0.80%	—	20 quarterly	177
BNP 3	October 2016	1,050	0.80%	—	20 quarterly	525
BNP 4	April 2017	800	0.87%	—	60 monthly	537
AUTRES	-	—	—%	—	0	14
CDN PGE	June 2021	—	(*)	—	8 quaterly	—
CIC PGE	June 2021	—	(*)	—	8 quaterly	—
BNP PGE	June 2021	—	(*)	—	8 quaterly	—
NATIXIS PGE	June 2021	—	(*)	—	8 quaterly	—
BPI PGE	July 2021	—	1.85%	—	16 quaterly	—
BPI PRÊT TAUX BONIFIE	November 2021	—	2.25%	—	20 quaterly	—
TOTAL		5,215		—		2,645
Bank loans consisted of the following as of December 31,2020:

Bank loans	Loan	Facility	Interest	Outstanding As of 2020/12/31	Installments	Outstanding As of 2020/12/31
(in € thousands)	date	size	rate
CDN 3	April 2016	500	0.72%	—	60 monthly	34
CDN 4	June 2017	600	0.36%	—	48 monthly	75
CDN 5	November 2018	500	0.46%	—	48 monthly	241
CIC 4	December 2016	265	0.69%	—	60 monthly	58
CIC 5	July 2017	1,000	0.69%	—	60 monthly	354
BNP 2	June 2016	500	0.80%	—	20 quarterly	76
BNP 3	October 2016	1,050	0.80%	—	20 quarterly	315
BNP 4	April 2017	800	0.87%	—	60 monthly	377
AUTRES	-	—	0.00%	—	0	9
CDN PGE	June 2021	—	(*)	—	8 quaterly	—
CIC PGE	June 2021	—	(*)	—	8 quaterly	—
BNP PGE	June 2021	—	(*)	—	8 quaterly	—
NATIXIS PGE	June 2021	—	(*)	—	8 quaterly	—
BPI PGE	July 2021	—	1.85%	—	16 quaterly	—
BPI PRÊT TAUX BONIFIE	November 2021	—	2.25%	—	20 quaterly	—
TOTAL		5,215		—		1,540
Bank loans consisted of the following as of December 31, 2021:

Bank loans	Loan	Facility	Interest	Available	Installments	Outstanding
	date	size	rate	as of		as of
(in € thousands)				2021/12/31		2021/12/31
CDN 3	April 2016	500	0.72%	—	60 monthly	—
CDN 4	June 2017	600	0.36%	—	48 monthly	—
CDN 5	November 2018	500	0.46%	—	48 monthly	115
CIC 4	December 2016	265	0.69%	—	60 monthly	4
CIC 5	July 2017	1,000	0.69%	—	60 monthly	152
BNP 2	June 2016	500	0.80%	—	20 quarterly	—
BNP 3	October 2016	1,050	0.80%	—	20 quarterly	105
BNP 4	April 2017	800	0.87%	—	60 monthly	217
AUTRES	-	—	0.00%	—	0	20
CDN PGE	June 2021	900	(*)	—	8 quaterly	900
CIC PGE	June 2021	2,200	(*)	—	8 quaterly	2,200
BNP PGE	June 2021	4,900	(*)	—	8 quaterly	4,900
NATIXIS PGE	June 2021	3,000	(*)	—	8 quaterly	3,000
BPI PGE	July 2021	2,000	1.85%	—	16 quaterly	2,000
BPI PRÊT TAUX BONIFIE	November 2021	2,250	2.25%	—	20 quaterly	2,250
TOTAL		20,465		—		15,864
  (*) Will be defined at the end of the prorogation date.
Maturities of financial liabilities

Maturity of financial liabilities	As of	Less than	Less than	Less than	Less than	Less than	More than
(in € thousands)	2021-12-31	1 year	2 years	3 years	4 years	5 years	5 years
BPI FRANCE - IT-DIAB	3,229	—	—	—	—	—	3,229
TOTAL - Refundable and conditional advances	3,229	—	—	—	—	—	3,229
Convertible loans	48,097	415	—	—	47,682	—	—
Bank loans	15,824	667	3,728	6,424	3,694	840	470
Leases	7,069	1,089	939	925	932	942	2,242
Accrued interests	16	16	—	—	—	—	—
TOTAL - Other loans and borrowings	71,006	2,188	4,667	7,349	52,308	1,782	2,712
TOTAL	74,235	2,188	4,667	7,349	52,308	1,782	5,941
Based on the nominal amount of €56,940 at December 31, 2021, the convertible bond results in the payment of yearly interest of €1,993 (payable in two biannual installments). Its repayment is due on October 16, 2025.
Regarding the IT-DIAB advance, please see Note 12.2.1 “Refundable and conditional advances”.